SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013	Dec. 31, 2012
Revenue recognition
Online coupon refund period	20 days
Redeemed online coupon refund rate (as a percent)	0.00%
Unredeemed coupon revenue	$ 3,993,687	$ 0	$ 0
Number of revenue streams from "Wo Wo Merchant App"	2
Business tax
Business tax rate (as a percent)	5.00%
Business taxes	386,213	727,821	1,266,642
Value-added tax ("VAT")
VAT rate one (as a percent)	6.00%
VAT rate two (as a percent)	3.00%
VAT	1,351,185	1,965,911	371,736
Advance to suppliers
Allowance for doubtful advance to suppliers	452,774	1,333,519	1,371,650
Allowance for Advance to Suppliers
Advance to suppliers
Allowance for doubtful advance to suppliers	$ 452,774	$ 1,333,519	$ 1,371,650